Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000011741 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011741 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011741 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011741 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011741 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011741 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011741 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011741 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011741 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011741 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011741 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011741 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.00%
C000011741 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000011741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000011741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011740 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011740 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011740 | Roivant Sciences Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011740 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011740 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011740 | Floor & Decor Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011740 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011740 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011740 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011740 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011740 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011740 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000011740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000011740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.00%
C000011740 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000011740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000011740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	36.50%
C000011752 | V
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011752 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011752 | R
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011752 | O
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000011752 | L
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011752 | I
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000011752 | F
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011752 | C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011752 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011752 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011752 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011752 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011752 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011752 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011752 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000011752 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	66.10%
C000011751 | V
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011751 | T
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011751 | R
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011751 | O
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000011751 | L
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000011751 | I
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000011751 | F
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011751 | C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011751 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011751 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011751 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011751 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011751 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011751 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011751 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000011751 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	66.10%
C000011754 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.70%
C000011754 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011754 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011754 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011754 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011754 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011754 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011754 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011754 | Antofagasta PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011754 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011754 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011754 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011754 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011754 | Poland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011754 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011754 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011754 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011754 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011754 | China
Holdings [Line Items]
Percent of Total Investments	20.60%
C000011754 | India
Holdings [Line Items]
Percent of Total Investments	20.80%
C000011754 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.60%
C000011753 | Taiwan Semiconductor Manufacturing Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	14.70%
C000011753 | Samsung Electronics Co. Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011753 | Tencent Holdings Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011753 | Alibaba Group Holding Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011753 | Reliance Industries Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011753 | China Construction Bank Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011753 | WEG SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011753 | ICICI Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011753 | Antofagasta PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011753 | HDFC Bank Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011753 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011753 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011753 | United States
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011753 | Poland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011753 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000011753 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011753 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011753 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	12.40%
C000011753 | China
Holdings [Line Items]
Percent of Total Investments	20.60%
C000011753 | India
Holdings [Line Items]
Percent of Total Investments	20.80%
C000011753 | Taiwan
Holdings [Line Items]
Percent of Total Investments	22.60%
C000011764 | Region Africa
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000011764 | Region South America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011764 | Region Asia
Holdings [Line Items]
Percent of Total Investments	9.30%
C000011764 | Region Europe
Holdings [Line Items]
Percent of Total Investments	23.40%
C000011764 | Region North America
Holdings [Line Items]
Percent of Total Investments	63.60%
C000011764 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000011764 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011764 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	49.30%
C000011764 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000011764 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.60%
C000011764 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000011764 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	21.20%
C000011764 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000011764 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011764 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.80%
C000011764 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011764 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011764 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011764 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000097939 | Region Africa
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000097939 | Region South America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000097939 | Region Asia
Holdings [Line Items]
Percent of Total Investments	9.30%
C000097939 | Region Europe
Holdings [Line Items]
Percent of Total Investments	23.40%
C000097939 | Region North America
Holdings [Line Items]
Percent of Total Investments	63.60%
C000097939 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.70%
C000097939 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000097939 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	49.30%
C000097939 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000097939 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.60%
C000097939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.70%
C000097939 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	21.20%
C000097939 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000097939 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000097939 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.80%
C000097939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000097939 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.60%
C000097939 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	3.90%
C000097939 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000011757 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011757 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011757 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011757 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011757 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011757 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011757 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011757 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011757 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011757 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011757 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011757 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011757 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011757 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011757 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011757 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011757 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000011757 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011757 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	15.60%
C000011758 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011758 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.40%
C000011758 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011758 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000011758 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011758 | Databricks, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011758 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	9.70%
C000011758 | AppLovin Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.20%
C000011758 | DoorDash, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011758 | Shopify, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000011758 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011758 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011758 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011758 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011758 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011758 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000011758 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000011758 | SectorConsumer, Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011758 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	15.60%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%
[6]	Amount is less than 0.05%